Shareholder Report, Average Annual Return (Details)		12 Months Ended	29 Months Ended
	Apr. 05, 2022	Aug. 31, 2024	Aug. 31, 2024
C000233024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INQQ The India Internet ETF (NAV)
Without Sales Load [Member] | C000233024
Average Annual Return [Line Items]
Average Annual Return, Percent		28.62%	(0.14%)
INQQ The India Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INQQ The India Internet Index
Average Annual Return, Percent		36.44%	3.36%
MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent		40.28%	13.72%